Land Use Rights, Net - Schedule of Succeeding Years of Amortization (Details)	Jun. 30, 2025 USD ($)
Schedule of Succeeding Years of Amortization [Abstract]
Amortization, 2026	$ 18,076
Net carrying value, 2026	711,803
Amortization, 2027	18,076
Net carrying value, 2027	693,727
Amortization, 2028	18,076
Net carrying value, 2028	675,651
Amortization, 2029	18,076
Net carrying value, 2029	657,575
Amortization, 2030	18,076
Net carrying value, 2030	$ 639,499